Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Summary of Contract Liabilities Arising from Barter Deals with Sports Rights Licensors
As of December 31, 2021, contract liabilities of €5,596, arising from barter deals with sports rights licensors will be recognized as revenue as follows:

in €‘000	2021
2022	1,847
2023	1,115
2024	791
2025	420
2026 - 2030	1,423

Total	5,596

As of December 31, 2020, contract liabilities of €5,205 arising from barter deals with sports rights licensors will be recognized as revenue as follows:

in €‘000	2020
2021	3,585
2022	1,024
2023	344
2024	252

Total	5,205